TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes

		Year ended December 31,
	2021	2020	2019
	$	$	$
Net loss before income taxes	(14,802)	(24,185)	(41,907)
Statutory Canadian corporate tax rate	26.5%	26.5%	26.5%
Anticipated tax recovery	(3,923)	(6,409)	(11,105)
Share-base compensation	972	291	438
Change in fair value of warrant derivative	(4,162)	7,382	(5,247)
Other permanent differences	102	(153)	(617)
Foreign jurisdiction tax rate difference	(16)	(50)	94
Benefit from deductible temporary differences not recognized	7,083	(1,061)	16,437
Income tax expense	56	-	-
Current income tax expense	-	-	-
Deferred income tax expense	56	-	-

Schedule of Deferred Income Tax Assets and Liabilities

A deferred income tax asset has not been recognized for certain temporary differences that may be available to reduce income subject to tax in a taxation period subsequent to the year covered by these Consolidated Financial Statements. The temporary differences that have not been recognized in the Consolidated Statements of Financial Position or Consolidated Statements of Net Loss and Comprehensive Loss are identified below:

	December 31, 2021	December 31, 2020
	$	$
Non-capital loss carryforwards	262,419	236,883
Scientific Research Experimental Development ("SRED") credits	5,635	5,635
Share issuance cost	3,579	3,579
Excess carry value of capital assets over book	3,570	3,474
	275,203	249,571

Schedule of Non-Capital Losses

As at December 31, 2021, the Company has non-capital losses of $262,419 for Canadian federal and Ontario provincial purposes that are available to offset future taxable income. These non-capital losses expire as follows:

Year of Expiry	Amount $
2031	6,534
2032	10,455
2033	10,210
2034	13,784
2035	43,935
2036	28,261
2037	19,604
2038	40,240
2039	60,719
2041	28,677
262,419